Janus Investment Fund (the “Trust”)

Supplement dated May 1, 2012
to Currently Effective Prospectuses

The following replaces in its entirety the first bullet point under “Availability of Portfolio Holdings Information” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Class D Shares) of the Prospectus.

•	Full Holdings. The funds of the Trust are required to disclose their complete portfolio holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings, consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each fund at janus.com/info (or, if applicable, under each fund’s Holdings & Details tab at janus.com/allfunds if you hold Class D Shares).

The funds may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

Please check the funds’ websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated May 1, 2012
to Currently Effective Statement of Additional Information

The following replaces in its entirety the first bullet point found under the “Portfolio Holdings Disclosure Policies and Procedures” section of the Statement of Additional Information:

•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). With the exception of Funds subadvised by INTECH, portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Portfolio holdings (excluding derivatives, short positions, and other investment positions) of Funds subadvised by INTECH are generally available on a calendar quarter-end basis with a 60-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each Fund at janus.com/info (or, if applicable, under each Fund’s Holdings & Details tab at janus.com/allfunds if you hold Class D Shares).

Each Fund, with the exception of Funds subadvised by INTECH, may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement. Funds subadvised by INTECH may provide upon request, historical full holdings at any time subject to a written confidentiality agreement.

Please check the Funds’ websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.

Janus Investment Fund (the “Trust”)

Supplement dated May 1, 2012
to Currently Effective Statements of Additional Information

The following replaces in its entirety the first bullet point found under the “Portfolio Holdings Disclosure Policies and Procedures” section of the Statement of Additional Information.

•	Full Holdings. The funds of the Trust are required to disclose their complete portfolio holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings, consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each fund at janus.com/info (or, if applicable, under each fund’s Holdings & Details tab at janus.com/allfunds if you hold Class D Shares).

The funds may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

Please check the funds’ websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.